SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	2 Months Ended		9 Months Ended	12 Months Ended
	Aug. 30, 2020	Aug. 30, 2020	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price Maturity date			10 years
Restricted Voting Shares			28,210,512	7,443,954	4,352,340
Warrants outstanding contractual life				46 months 6 days	26 months 27 days
Cancelable Warrants			97,785,140	77,884,615
Weighted-average fair value of stock options granted				$ 0.73	$ 3.89
LTIP Units vest				6,038,712
LTIP Unit vest description				(a) 25% vested immediately on issuance; and (b) the remaining 75% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2020.
FV LTIP units				4,227,098
FV LTIP units descriptions				(a) 14.3% vested immediately on issuance; and (b) the remaining 85.7% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all FV LTIP Units being fully vested on March 15, 2022.
LTIP units fully vested				724,645
Cancellation of LTIP units				3,237,778
Forfeited amount of units				724,645
LTIP units vested and converted				1,558,477	4,744,991
Restricted stock grants vested descriptions				3,000,000 of the restricted stock grants will vest as follows: one-fourth upon the 12-month employment anniversary, with the remaining three-fourths vesting in amounts of one third each when the trading price of the Subordinate Voting Shares on the then current stock exchange at any time during the term of employment reaches a minimum of C$10, C$15 and C$20, respectively.
Cancellation of restricted stock grants				974,103	3,000,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				46,331
Vested descriptions				restricted stock grants on July 11, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.
Restricted Stock One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				131,859
Vested descriptions				restricted stock grants on August 29, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.
Restricted Stock Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				918,785
Vested descriptions				restricted stock grants will vest ratably as follows: one-fourth within 30-days of the grant date, with the remaining three-fourths in three equal installments on every anniversary of the grant date, beginning on December 18, 2018 and concluding with all restricted stock grants being fully vested on December 18, 2021.
Restricted Stock Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				23,082
Vested descriptions				one-fourth of the total number of restricted stock shall vest on March 26, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.
Restricted Stock Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested descriptions				restricted stock grants will vest on a straight-line basis, beginning on January 3, 2019, and concluding with all restricted stock grants being fully vested on August 28, 2019.
Restricted Stock Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				162,455
Restricted Stock Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				72,202
Vested descriptions				one-fourth of the total number of restricted stock shall vest on May 7, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.
Restricted Stock Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				5,458,749
Vested descriptions				vest as follows on the first anniversary of the grant date, December 10, 2020.
Restricted Stock Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				1,885,408
Vested descriptions				vest as follows: on the second anniversary of the grant date, July 30, 2021.
Restricted Stock Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				50,181
Vested descriptions				vest as follows: on the first anniversary of the grant date, August 26, 2020.
Restricted Stock Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricetd stock grants				49,616
Vested descriptions				restricted stock units will vest as follows: on August 1, 2021.
Share Based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of stock options granted				$ 0.98	$ 2.67
Weighted-average remaining contractual life				7 years 6 months	9 years 1 month 6 days
Subordinate Voting Shares [Member] | Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding contractual life			3 years 9 months 18 days	4 years 9 months 18 days
MedMax Corp Redeemable Shares [Member] | Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding contractual life			4 years 6 months	2 years 6 months
DSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting Shares Service Amount	$ 250,000	$ 250,000
Deferred stock units issued and outstanding			0	1,283,567
Deferred stock units issued and outstanding				1,276,169
compensation expense				$ 484,932